Note 12 - Non-controlling Interests (Details Textual)							12 Months Ended
	Mar. 11, 2021 CAD ($) shares	Mar. 07, 2021 $ / shares shares	Dec. 04, 2020 CAD ($) shares	Dec. 04, 2020 USD ($) shares	Dec. 03, 2020	Oct. 19, 2020 USD ($) shares	Nov. 30, 2021 CAD ($) $ / shares	Nov. 30, 2020 CAD ($) $ / shares shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2019
Statement Line Items [Line Items]
Proceeds from contributions of non-controlling interests							$ 137,428	$ 3,584,717
Increase (decrease) through change in equity of subsidiaries, equity								3,584,717
Non-controlling interests							$ 0	$ 1,204,414
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares							$ 1.84	$ 2.48
Risk free interest rate, share options granted							1.03%	0.35%	0.35%
Option life, share options granted							2.74	2.43	2.43
Expected dividend as percentage, share options granted							0.00%	0.00%	0.00%
Expected volatility, share options granted							59.80%	59.25%	59.25%
Equity attributable to owners of parent [member]
Statement Line Items [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity								$ 2,380,303
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Proceeds from contributions of non-controlling interests								$ 3,584,717	$ 2,741,250
Common shares subscription (in shares) | shares			50,000	50,000				1,275,000	1,275,000
Proportion of ownership interests held by non-controlling interests	8.36%		6.21%	6.21%	5.99%			5.99%	5.99%	0.00%
Non-controlling interests								$ 1,204,414
Share subscription receipts			$ 137,428	$ 107,500
Recognition of dilution gain			84,592
Increase in non-controlling interest	$ 402,112		$ 52,836
Issue of equity, number of shares (in shares) | shares	500,000		1,325,000	1,325,000
Issue of equity			$ 3,722,145	$ 2,848,750
Recognition of dilution loss	$ 402,112
Maximum number of shares may be issued in share-based payment arrangement (in shares) | shares						2,000,000
Gold Royalty Corp [member] | Top of range [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares		$ 5.00
Gold Royalty Corp [member] | Restricted shares [member]
Statement Line Items [Line Items]
Issue of equity, Number of options (in shares) | shares		2,505,000
Gold Royalty Corp [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						1,500,000
Vesting requirements for share-based payment arrangement, minimum values of entity						$ 50,000,000
Vesting requirements for share-based payment arrangement, royalty payments						$ 1,000,000
Expense from share-based payment transactions with employees							$ 311,901	0
Gold Royalty Corp [member] | GRC share options vesting on grant date [member]
Statement Line Items [Line Items]
Vesting of share-based payment arrangement, percentage		25.00%
Gold Royalty Corp [member] | GRC share options vesting on each of the dates that are 6, 12 and 18 months thereafter [member]
Statement Line Items [Line Items]
Vesting of share-based payment arrangement, percentage		25.00%
Risk free interest rate, share options granted		0.32%
Option life, share options granted		3
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate, share options granted		0.00%
Expected volatility, share options granted		37.00%
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets							$ 840,804	0
Gold Royalty Corp [member] | Equity attributable to owners of parent [member]
Statement Line Items [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity								$ 2,380,303